Affiliate Note Payable (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Debt Instrument [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 80,161	$ 25,573	$ 10,005
Affiliate Note Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Paulsboro Natural Gas Pipeline Company LLC [Member]
Debt Instrument [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 12